Financial Risks Management - Schedule of Contractual Undiscounted Cash Flows (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Within one year or on demand
Total	$ 13,767,639	$ 1,768,870	$ 41,833,154
Within one year or on demand [Member]
Within one year or on demand
Trade and other payables	10,566,327	1,357,565	12,990,458
Bank borrowings			4,081,908
Lease liabilities	3,201,312	411,305	1,457,688
Convertible promissory notes			23,303,100
Over one year [Member]
Within one year or on demand
Lease liabilities	$ 1,910,377	$ 245,446	$ 1,124,592